Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WANGER ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WANGER ADVISORS TRUST

Supplement dated May 6, 2019

to the Prospectus dated May 1, 2019

for following Fund (“Fund”):

Wanger Select

Effective immediately, the Fund’s Prospectus is supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%

Distribution and/or service (12b-1) fees	0.00%

Other expenses(a)	0.33%

Total annual Fund operating expenses(b)	1.13%

Fee waivers and/or expense reimbursements(c)	(0.24)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.89%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(c)
Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2020. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees such that through April 30, 2020 the annual service fee paid by the Fund (Service Fee) does not exceed 0.14% of the Fund’s average daily net assets.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select (whether or not shares are redeemed)	$91	$335	$599	$1,353

Wanger Select
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WANGER ADVISORS TRUST

Supplement dated May 6, 2019

to the Prospectus dated May 1, 2019

for following Fund (“Fund”):

Wanger Select

Effective immediately, the Fund’s Prospectus is supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%

Distribution and/or service (12b-1) fees	0.00%

Other expenses(a)	0.33%

Total annual Fund operating expenses(b)	1.13%

Fee waivers and/or expense reimbursements(c)	(0.24)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.89%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(c)
Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2020. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees such that through April 30, 2020 the annual service fee paid by the Fund (Service Fee) does not exceed 0.14% of the Fund’s average daily net assets.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select (whether or not shares are redeemed)	$91	$335	$599	$1,353

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees paid by the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Wanger Select | Wanger Select
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	335
5 years	rr_ExpenseExampleYear05	599
10 years	rr_ExpenseExampleYear10	1,353
1 year	rr_ExpenseExampleNoRedemptionYear01	91
3 years	rr_ExpenseExampleNoRedemptionYear03	335
5 years	rr_ExpenseExampleNoRedemptionYear05	599
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,353

[1]	Other expenses have been restated to reflect current fees paid by the Fund.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[3]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2020. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees such that through April 30, 2020 the annual service fee paid by the Fund (Service Fee) does not exceed 0.14% of the Fund’s average daily net assets.